Statements of Financial Position (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Current assets	$ 470,670	$ 319,757
Property, plant and equipment	2,303,338	2,258,391
Accounts receivable, intercompany	413,925	255,740
Liabilities and shareholders' equity
Current liabilities	410,029	238,120
Long-term debt	1,085,970	1,106,794
Accounts payable and accrued liabilities, intercompany	392,053	224,123
Parent And Guarantor Subsidiaries [Member]
Assets
Current assets	378,740	219,013
Property, plant and equipment	1,959,329	1,909,951
Other non-current assets	97,691	79,033
Accounts receivable, intercompany	52,649	34,373
Short-term advances to affiliates	11,753	11,686
Liabilities and shareholders' equity
Current liabilities	365,025	200,784
Long-term debt	1,085,970	1,106,794
Other non-current liabilities	144,477	87,411
Accounts payable and accrued liabilities, intercompany	41,202	33,820
Long-term advances from affiliates	$ 183,330	$ 128,606